CONDENSED INTERIM CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Cash flows from operating activities:
Net loss	$ (1,600)	$ (933)
Adjustments required to reconcile net income to net cash used in operating activities:
Depreciation and amortization	530	761
Loss on sale of property and equipment	15	0
Stock based compensation	1	58
Decrease (increase) in trade receivables, net	1,464	(2,456)
Decrease in unbilled accounts receivable	345	18
Increase in other accounts receivable and prepaid expenses	(486)	(372)
Increase in inventories	(889)	(1,797)
Decrease (increase) in deferred income taxes	(251)	11
Decrease in operating lease right-of-use assets	56	87
Decrease in operating lease liabilities	(56)	(84)
Increase (decrease) in trade payables	(1,010)	92
Decrease in other accounts payable and accrued expenses and deferred revenues	(918)	(2,471)
Decrease in customer advances	(11)	(126)
Net cash used in operating activities	(2,810)	(7,212)
Cash flows from investing activities:
Release of short-term and long-term bank deposits	0	1
Purchase of property and equipment	(182)	(68)
Asset acquisition of technology	(214)	0
Net cash used in investing activities	(396)	(67)
Cash flows from financing activities:
Proceeds from issuance of shares upon exercise of options to employees	0	19
Net cash provided by financing activities	0	19
Effect of exchange rate changes on cash and cash equivalents	81	(1,198)
Decrease in cash, cash equivalents and restricted cash	(3,125)	(8,458)
Cash, cash equivalents and restricted cash at the beginning of the period	14,937	26,397
Cash, cash equivalents and restricted cash from continuing operations at the end of the period	11,812	17,939
Supplemental disclosures of cash flows activities:
Cash and cash equivalents	10,485	17,939
Restricted cash	1,327	0
Total Cash, cash equivalents and restricted cash	11,812	17,939
Cash paid during the period for:
Interest	1	112
Income taxes	221	1,307
Significant non-cash transactions:
Right-of-use asset recognized with corresponding lease liability	$ 0	$ 34